Intangible Assets	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Intangible Assets
14	INTANGIBLE ASSETS
Goodwill
The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2026 and 2025.

	Retail Business Unit	Global Business Unit	Head office account and others	Total
	(In millions)
Gross amount of goodwill (1)	¥61,952	¥229,934	¥55,076	¥346,962
Accumulated impairment losses (1)	—	—	(42,398)	(42,398)

Net carrying amount at April 1, 2024	61,952	229,934	12,678	304,564

Impairment losses	(5,000)	(3,032)	—	(8,032)
Exchange differences	—	(7,884)	—	(7,884)
Other	—	(1,134)	—	(1,134)

Net carrying amount	56,952	217,884	12,678	287,514
Gross amount of goodwill (1)	56,952	220,916	55,076	332,944
Accumulated impairment losses (1)	—	(3,032)	(42,398)	(45,430)

Net carrying amount at March 31, 2025	56,952	217,884	12,678	287,514

Acquisitions (2)	43,898	—	—	43,898
Exchange differences	—	(6,321)	—	(6,321)

Net carrying amount	100,850	211,563	12,678	325,091
Gross amount of goodwill (1)	100,850	214,595	55,076	370,521
Accumulated impairment losses (1)	—	(3,032)	(42,398)	(45,430)

Net carrying amount at March 31, 2026	¥100,850	¥211,563	¥12,678	¥325,091

(1)	The goodwill where all amounts have been impaired is excluded from the gross amount of goodwill and accumulated impairment losses.
(2)
The Group recognized goodwill of ¥43,898
million in the Retail Business Unit on March 31, 2026, resulting from the acquisition of CCC MK HOLDINGS Co., Ltd., which changes its corporate name to V POINT MARKETING Co., Ltd. on April 1, 2026.

The Group has four main business segments: the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit and the Global Markets Business Unit, with the remaining operations recorded in the Head office account and others.

Impairment testing of goodwill
Allocating goodwill to cash-generating units
For the purpose of impairment testing, goodwill is allocated to cash-generating units or group of cash-generating units, which represent the lowest level within the entity at which goodwill is monitored for internal purposes.
At March 31, 2026, the Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance Co., Ltd. (“SMBC Consumer Finance”) and
CCC MK HOLDINGS
Co., Ltd. to
¥56,692
million and
¥43,898
million, respectively, to the Global Business Unit of SMFG India Credit Company Limited amounting to
¥196,311
million and to the Head office account and others of Sumitomo Mitsui DS Asset Management Company, Limited (“SMDAM”) amounting to ¥12,678 million.
At March 31, 2025, the Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance amounting to ¥
56,692
 million, to the Global Business Unit of SMFG India Credit Company Limited amounting to ¥
203,281
 million and to the Head office account and others of SMDAM amounting to ¥
12,678
 million.
The aggregate amounts of other goodwill were ¥15,512 million and ¥14,863 million at March 31, 2026 and 2025, respectively, and they were not considered individually significant.
Timing of impairment tests
The Group performs impairment tests at least annually and whenever there is an indication that the cash-generating unit may be impaired.
Recoverable amount of cash-generating units
To determine whether an impairment loss shall be recognized, the carrying amount of a cash-generating unit is compared to its recoverable amount. The recoverable amount of a cash-generating unit is the higher of its fair value less costs to sell and its value in use.
Fair value less costs to sell
: The fair value less costs to sell is determined using an observable market price in the active market or unobservable inputs for the cash-generating unit at the date of the impairment test.
Value in use
: The value in use is determined based on discounted future cash flows, which are based on the financial plans which have been approved by management and which are valid when the impairment test is performed. The financial plans are prepared taking into account the current economic and regulatory environment, direction of the regulation and business forecasts of the individual cash-generating units. The Group determined the recoverable amounts of the primary cash-generating units based on the value in use.
The financial plans, which are used to estimate the cash flow projections of the cash-generating units, cover three to five years. The cash flow projections beyond the period covered by the financial plans are extrapolated by applying the appropriate growth rates in perpetuity.

Key assumptions used in impairment testing
The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2026 and 2025 were as follows:

	SMBC Consumer Finance	SMDAM	SMFG India Credit Company Limited	CCC MK HOLDINGS Co., Ltd.
For the fiscal year ended March 31, 2026:
Pre-tax discount rate	12.34%	11.90%	16.80%	11.23%
Growth rate	1.00%	2.00%	8.00%	2.00%
For the fiscal year ended March 31, 2025:
Pre-tax discount rate	10.12%	12.30%	16.90%	—%
Growth rate	1.00%	2.00%	8.00%	—%
Management considers that the
pre-tax
discount rates and the growth rates are the most sensitive key assumptions to determine the value in use of the cash-generating units.
Pre-tax
discount rate
: The
pre-tax
discount rates used to estimate the discounted cash flow of the primary cash-generating units are determined based on the Capital Asset Pricing Model (“CAPM”). The risk-free interest rate, the market risk premium and the beta factor that are used in the CAPM are determined based on market data and other external sources of information. The beta factor is determined based on a respective group of peer companies of the cash-generating units.
Growth rate
: The growth rates used to estimate the cash flow projections beyond the period covered by the financial plans, which shall cover a maximum period of five years, are determined based on the expected long-term inflation rate and long-term average growth rates for the industries. The growth rate does not exceed the long-term growth rate for the industry in which the cash-generating unit operates.
Management believes that there were no reasonably possible changes in any of the key assumptions that would lead to the recoverable amounts of the cash-generating units being below these carrying amounts for the fiscal years ended March 31, 2026 and 2025.

Other Intangible Assets
The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2026 and 2025.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total
	(In millions)
Cost	¥967,957	¥659,496	¥177,361	¥41,828	¥108,611	¥1,955,253
Accumulated amortization and impairment losses	(557,306)	(446,880)	(143,014)	(41,828)	(45,241)	(1,234,269)

Net carrying amount at April 1, 2024	410,651	212,616	34,347	—	63,370	720,984

Additions	176,356	77,450	—	—	11,169	264,975
Acquisition of subsidiaries and businesses	—	—	—	—	—	—
Disposals	(401)	(1,752)	—	—	(2)	(2,155)
Amortization	(106,173)	(64,853)	(10,462)	(541)	(16,001)	(198,030)
Impairment losses	(250)	(1,239)	—	—	(62)	(1,551)
Exchange differences	(72)	(1,071)	(761)	(162)	(787)	(2,853)
Others	9,580	20,907	580	3,088	(11,845)	22,310

Net carrying amount	489,691	242,058	23,704	2,385	45,842	803,680

Cost	1,078,808	664,363	80,541	44,754	182,864	2,051,330
Accumulated amortization and impairment losses	(589,117)	(422,305)	(56,837)	(42,369)	(137,022)	(1,247,650)

Net carrying amount at March 31, 2025	489,691	242,058	23,704	2,385	45,842	803,680

Additions	242,226	86,490	—	—	2,485	331,201
Acquisition of subsidiaries and businesses	—	3,218	—	—	632	3,850
Disposals	(72,891)	(1,496)	—	—	(3,711)	(78,098)
Amortization	(112,194)	(72,930)	(5,439)	(547)	(9,163)	(200,273)
Impairment losses	(1,247)	(1,141)	—	—	(1)	(2,389)
Exchange differences	1,426	4,484	335	88	496	6,829
Others	847	53,607	—	—	(1,885)	52,569

Net carrying amount	547,858	314,290	18,600	1,926	34,695	917,369

Cost	982,259	662,508	81,007	44,884	92,725	1,863,383
Accumulated amortization and impairment losses	(434,401)	(348,218)	(62,407)	(42,958)	(58,030)	(946,014)

Net carrying amount at March 31, 2026	¥547,858	¥314,290	¥18,600	¥1,926	¥34,695	¥917,369

The impairment losses on other intangible assets are included in “Other expenses” and the amortization expenses of other intangible assets are included in “General and administrative expenses” in the consolidated income statements.
The Group had ¥1,474 million and ¥179 million of contractual commitments to acquire
intangible assets at March 31, 2026 and 2025, respectively.